Employee benefits liabilities - Narrative (Details) - EUR (€) € in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of defined benefit plans [line items]
Defined benefit plan cost		€ 2,061	€ 1,995	€ 2,114
Net defined benefit liability (asset)	€ 3,913	3,364	3,913
Pension benefits
Disclosure of defined benefit plans [line items]
Discretionary credit balance		1,100
Estimate of contributions expected to be paid to plan for next annual reporting period		96
Past service costs/(credits) and (gains)/losses arising from settlements/curtailments		12	19
Net defined benefit liability (asset)	1,460	1,255	1,460
Pension benefits | Collective-Bargaining arrangement, United auto workers and Unifor
Disclosure of defined benefit plans [line items]
Past service costs/(credits) and (gains)/losses arising from settlements/curtailments				396
Pension benefits | Voluntary Separation Packages
Disclosure of defined benefit plans [line items]
Past service costs/(credits) and (gains)/losses arising from settlements/curtailments	16	14		268
Pension benefits | Plan Assets
Disclosure of defined benefit plans [line items]
Employer contributions		66	43
Net defined benefit liability (asset)	(22,502)	(20,051)	(22,502)	(22,642)
Pension benefits | U.S. and Canada
Disclosure of defined benefit plans [line items]
Employer contributions		27
Estimate of contributions expected to be paid to plan for next annual reporting period		51
Estimate of minimum funding contributions expected to be paid to plan for next annual reporting period		42
Estimate of discretionary contributions expected to be paid to plan for next annual reporting period		9
Net defined benefit liability (asset)	1,419	1,232	1,419
Pension benefits | U.S. and Canada | Plan Assets
Disclosure of defined benefit plans [line items]
Employer contributions		20	27
Net defined benefit liability (asset)	(17,758)	€ (15,577)	(17,758)	(18,262)
Pension benefits | United Kingdom
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation		12 years
Net defined benefit liability (asset)	(364)	€ (324)	(364)
Pension benefits | United Kingdom | Plan Assets
Disclosure of defined benefit plans [line items]
Employer contributions		6	12
Net defined benefit liability (asset)	(1,890)	(1,765)	(1,890)	(1,800)
Pension benefits | Germany
Disclosure of defined benefit plans [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period		€ 15
Weighted average duration of defined benefit obligation		14 years
Pension benefits | U.S.
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation		9 years
Pension benefits | Canada
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation		11 years
Pension benefits | France
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation		7 years
Health care and life insurance plans
Disclosure of defined benefit plans [line items]
Past service costs/(credits) and (gains)/losses arising from settlements/curtailments		€ 0	5	43
Health care and life insurance plans | Collective-Bargaining arrangement, United auto workers and Unifor
Disclosure of defined benefit plans [line items]
Past service costs/(credits) and (gains)/losses arising from settlements/curtailments				32
Health care and life insurance plans | Voluntary Separation Packages
Disclosure of defined benefit plans [line items]
Past service costs/(credits) and (gains)/losses arising from settlements/curtailments	€ 5			11
Health care and life insurance plans | U.S.
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation		10 years
Actuarial assumption of medical cost trend rates, next fiscal year		8.20%
Actuarial assumption of medical cost trend rates, next years		0.039
Health care and life insurance plans | Canada
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation		14 years
Actuarial assumption of medical cost trend rates, next fiscal year		4.30%
Actuarial assumption of medical cost trend rates, next years		0.04
Other post-employment benefits
Disclosure of defined benefit plans [line items]
Past service costs/(credits) and (gains)/losses arising from settlements/curtailments		€ (55)	€ (76)	€ (5)
Other post-employment benefits | Plan Assets
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)		€ (321)